Employee Benefits - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Defined contribution retirement plan	₺ 64,309	₺ 66,401	₺ 70,379
Expense from share-based payments	₺ 0	₺ 0